Low Beta Tactical 500 Fund
FUND SUMMARY - Low Beta Tactical 500 Fund
Investment Objective:
The Fund’s objective is to outperform the S&P 500 Index with lower volatility than the Index.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Low Beta Tactical 500 Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Low Beta Tactical 500 Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.96%	0.96%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%
Total Annual Fund Operating Expenses		2.33%	2.08%
Fee Waiver and/or Expense Reimbursement	[2]	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.92%	1.67%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2019 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), will not exceed 1.80% and 1.55% of the Fund's average daily net assets attributable to Investor Class and Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Fund's Board of Trustees on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Low Beta Tactical 500 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	195	688	1,208	2,635
Institutional Class	170	612	1,081	2,378

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended May 31, 2018, the Fund’s portfolio rate was 1,535% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in a single, unaffiliated exchange traded fund (“ETF”) that tracks the S&P 500 Index when the Fund’s adviser believes the stock market is likely to rise, and selling the ETF, and investing in a single unaffiliated money market fund, when the adviser believes the stock market will decline. The adviser’s decision to invest in an ETF or a money market fund is based on the adviser’s tactical research, tactical analysis and evaluation of market trends. A market trend is the movement of a financial market in a particular direction over time. The Fund is a “fund of funds,” which means it invests primarily in ETFs and money market funds.

The adviser believes that by applying its tactical analysis of current and historical market trends, it can produce returns in excess of the S&P 500 Index over a complete market cycle with lower volatility, or “beta.” The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

Fund of Funds Risk: The ETFs and money market funds in which the Fund invests (“Underlying Funds”) are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks. The ability of the Fund to meet its investment objective is directly related to the ability of the ETFs in which it invests and their respective investment managers, to meet their investment objectives.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller sized issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, an amended and the Internal Revenue Code that do not apply to the Adviser’s management of individual and institutional accounts. As a result, the Adviser may not achieve its intended result in managing the Fund.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not produce the desired results.

Market Risk: Overall market risks may also affect the value of the Fund. The net asset value of the Fund will fluctuate based on changes in the value of the underlying stocks comprising the ETF held by the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets and stock prices.

New Adviser Risk: The adviser is a newly registered adviser and has not previously managed a mutual fund. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the adviser and the adviser may not achieve the intended result in managing the Fund.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund does not have a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-844-655-9371.